SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Research and development expense	$ 3,994	$ 3,773	$ 6,658
Total	3,357	593	2,603
Stock Option [Member]
Statement [Line Items]
General and administrative expense	2,126	417	2,124
Research and development expense	1,231	175	479
Total	$ 3,357	$ 592	$ 2,603